Segment Information	6 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Segment information

Note 25 — Segment information

The Company presents segment information after elimination of inter-Company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company’s Chief Executive Officer, who serves as the Chief Operating Decision Maker (“CODM”), does not evaluate the performance of segments using asset information. As such, the Company does not allocate assets to its reportable segments.

By assessing the qualitative and quantitative criteria established by Accounting Standards Codification (“ASC”) 280, “Segment Reporting”, the Company considers itself to have three reportable segments which comprise of console game, game publishing, and media advertising service. The segments are organized based on type of products for sale or service offered.

The following tables present the summary of each segment’s revenue, interest expense, depreciation and amortization, income or loss from operations, loss before income taxes, net income and capital expenditure which are considered as a segment operating performance measure, for the six months ended September 30, 2025 and 2024:

The segment disclosure is as follows:

	For the Six Months Ended September 30, 2025 (Unaudited)
	Console game, hardware, computer accessories and Other multi- media products	Game Publishing	Advertising Service	Other	Total
Revenues	$95,762,642	$2,001,901	$554,123	$478,999	$98,797,665
Revenues, a related party	214	-	-	-	214
	95,762,856	2,001,901	554,123	478,999	98,797,879
Reconciliation of revenue
Elimination of intersegment revenues					(74,758)
Total consolidated revenues					$98,723,121

Less:
Cost of revenues	80,845,248	1,282,544	417,952	105,415	$82,651,159
Cost of revenues, related parties	5,318,374	-	760	-	5,319,134
	86,163,622	1,282,544	418,712	105,415	87,970,293
Reconciliation of cost of revenue
Elimination of intersegment cost of revenues					(86,426)
Total consolidated cost of revenues					$87,883,867

Segment gross profits	9,599,234	719,357	135,411	373,584	$10,827,586

Less:
Advertising and marketing expenses	1,198,029	835,093	173,942	11,964
Amortization and depreciation	821,012	597	7,766	3,783
Provision for credit loss	158,147	35,333	19,937	-
Other operating expenses*	1,694,931	77,826	43,472	167,225
Professional fee	1,604,819	312,860	5,115	2,407
R&D Expense	15,517	-	-	-
Rent	570,062	-	102,891	11,897
Salary expenses	4,977,793	812,737	323,348	115,682
Other income (expense), net	(897,763)	815	(2,698)	4,489
Interest expenses	902,100	82,544	2,693	-
Segment (loss) profit	(1,445,413)	(1,438,448)	(541,055)	56,137	$(3,368,779)

Reconciliation of profit or loss
Less: Unallocated amounts
Advertising and marketing expenses					180,025
Amortization and depreciation					6,987
Other operating expenses					328,010
Professional fee					2,496,230
Rent					97,343
Salary expenses					252,205
Other (income) expense, net					(344,783)
Interest expenses					531,858
Change in fair value of investment in convertible notes					82,796
Change in fair value of derivative asset and liabilities					(1,135,647)
Change in fair value of contingent consideration for acquisition					(78,906)
Elimination of intersegment profit					(11,668)
Loss before income taxes					$(5,773,230)
	For the Six Months Ended September 30, 2024 (Unaudited)
	Console game, hardware, computer accessories and other multi-media products	Game Publishing	Advertising Service	Other	Total
Revenues	$49,068,947	$917,479	$820,411	$129,667	$50,936,504
Revenues, a related party	675	-	-	-	675
	49,069,622	917,479	820,411	129,667	50,937,179
Reconciliation of revenue
Elimination of intersegment revenues					(31,474)
Total consolidated revenues					$50,905,705

Less:
Cost of revenues	35,573,212	684,378	381,830	24,056	$36,663,476
Cost of revenues, related parties	7,154,918	-	153,902	-	7,308,820
	42,728,130	684,378	535,732	24,056	43,972,296
Reconciliation of cost of revenue
Elimination of intersegment cost of revenues					(83,983)
Total consolidated cost of revenues					$43,888,313
Segment gross profits	6,341,492	233,101	284,679	105,611	$6,964,883

Less:
Advertising and marketing expenses	410,956	82,936	217,039	1,104
Amortization and depreciation	772,385	-	17,542	4,618
Provision for (recovery from) credit loss	41,437	(206,037)	(38,669)	-
Other operating expenses*	1,143,428	19,687	110,986	21,323
Professional fee	288,124	1,211	59,278	-
R&D Expense	82,251	-	-	-
Rent	331,380	-	115,870	7,136
Salary expenses	2,044,229	574,236	504,869	73,209
Other income (expense), net	(60,518)	(18,836)	(74,112)	(8,415)
Interest expenses	356,825	-	2,800	-
Segment profit (loss)	930,995	(220,096)	(630,924)	6,636	$86,611

Reconciliation of profit or loss
Less: Unallocated amounts
Other operating expenses					12,748
Professional fee					1,254,911
Salary expenses					150,000
Other (income) expense, net					(195,038)
Change in fair value of convertible notes and derivative liabilities					(270,615)
Elimination of intersegment profit					(52,509)
Loss before income taxes					$(812,886)

*	Other operating expenses primarily consist of office, entertainment, travel, and other costs incurred in connection with the Company’s business operations.

As of September 30, 2025, the Company’s total assets comprised of $148,097,345 for sale of console game, hardware and accessories computer accessories and other multi-media products, $8,291,436 for game publishing, $723,908 for advertising services, and $2,747,139 for other and unallocated.

As of March 31, 2025, the Company’s total assets comprised of $83,105,479 for sale of console games, hardware and accessories, $15,553,582 for game publishing, $938,881 for advertising services, and $1,989,641 for other and unallocated.

For the six months ended September 30, 2025, capital expenditures comprised of $301,738 for sale of console game, hardware and accessories, $6,515 for game publishing, $2,984 for advertising services, and $96,707 for other and unallocated.

For the six months ended September 30, 2024, capital expenditures comprised of $75,574 for sale of console game, hardware and accessories and $1,107 for advertising services.

Disaggregated information of revenues by regions are as follows:

	For the Six Months Ended September 30, 2025	For the Six Months Ended September 30, 2024
	(Unaudited)	(Unaudited)
Singapore	$63,416,919	$25,325,176
Hong Kong	22,676,061	21,321,102
Malaysia	6,299,662	2,351,890
China	2,203,749	1,907,537
United Kingdom	491,594	-
Thailand	3,634,291	-
Other	845	-
Total revenue	$98,723,121	$50,905,705

The following table presents long-lived assets by geographic area, which includes property and equipment, net operating leases right-of-use assets, and finance leases right-of-use assets:

	As of	As of
	September 30	March 31,
	2025	2025
	(Unaudited)
Singapore	$4,590,912	$954,399
Hong Kong	83,673	19,118
Malaysia	315,531	151,171
Thailand	20,036	-
Others	60,336	61,011
Total long-lived assets	$5,070,488	$1,185,699